Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Monthly rental payments	$ 4,693
Rent expenses	$ 178,678	$ 244,621
Percentage of net profit interest	20.00%
Chief Executive Officer [Member]
Professional consulting contract expense	$ 1,000,000
Due to related parties	$ 1,000,000
Operating Facilities [Member]
Lease expire date	Sep. 30, 2017